Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2025 (unaudited)

Common Stocks (95.8%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (11.4%)
Bharti Airtel, Ltd.	India	834,862	17,687
Telkom Indonesia Persero Tbk PT	Indonesia	93,832,500	17,301
Tencent Holdings, Ltd.	China	1,319,600	112,424

Total			147,412

Consumer Discretionary (13.8%)
Alibaba Group Holding, Ltd.	China	3,212,300	72,006
ANTA Sports Products, Ltd.	China	1,400,600	16,838
Indian Hotels Co., Ltd.	India	1,813,239	14,717
Li Auto, Inc. - Class A *	China	490,800	6,248
Mahindra & Mahindra, Ltd.	India	484,798	18,717
MercadoLibre, Inc. *	Brazil	4,046	9,455
Midea Group Co., Ltd. - Class H	China	2,029,200	21,422
Trip.com Group, Ltd.	China	245,900	18,642

Total			178,045

Consumer Staples (3.0%)
Giant Biogene Holding Co., Ltd.	China	1,667,000	12,129
Kweichow Moutai Co., Ltd. - Class A	China	53,573	10,869
Raia Drogasil SA	Brazil	2,142,137	7,414
Zabka Group SA *	Poland	1,353,152	8,735

Total			39,147

Energy (0.7%)
NAC Kazatomprom JSC, GDR	Kazakhstan	72,116	3,844
PRIO SA *	Brazil	661,817	4,741

Total			8,585

Financials (23.1%)
Abu Dhabi Islamic Bank PJSC	United Arab Emirates	3,520,206	20,883
AIA Group, Ltd.	Hong Kong	1,472,600	14,115
Al Rajhi Bank	Saudi Arabia	880,011	25,124
Bank Negara Indonesia Persero Tbk PT	Indonesia	72,341,000	17,901
China Merchants Bank Co., Ltd. - Class H	China	2,916,000	17,543
Cholamandalam Investment and Finance Co., Ltd.	India	692,929	12,575
Grupo Financiero Banorte SAB de CV	Mexico	1,327,153	13,369
HDFC Bank, Ltd.	India	4,038,942	43,273
ICICI Bank, Ltd.	India	838,699	12,722
Itausa SA - Preference Shares	Brazil	8,699,982	18,749
Kaspi.KZ Joint Stock Co., ADR	Kazakhstan	77,564	6,335
National Bank of Greece SA	Greece	1,040,025	15,148
Nu Holdings, Ltd. - Class A *	Brazil	1,039,092	16,636
PICC Property & Casualty Co., Ltd. - Class H	China	7,367,900	16,662
Sanlam, Ltd.	South Africa	2,370,818	11,477

Common Stocks (95.8%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Sberbank of Russia PJSC * , Æ	Russia	1,471,064	–
SBI Life Insurance Co., Ltd.	India	861,837	17,391
Shinhan Financial Group Co., Ltd.	South Korea	370,300	18,623

Total			298,526

Health Care (1.9%)
J.B. Chemicals & Pharmaceuticals, Ltd.	India	286,065	5,527
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. - Class A	China	162,215	5,602
Torrent Pharmaceuticals, Ltd.	India	340,505	13,822

Total			24,951

Industrials (9.3%)
Contemporary Amperex Technology Co., Ltd. - Class A	China	569,049	32,181
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	317,438	10,251
Havells India, Ltd.	India	358,864	6,072
HD Hyundai Electric Co., Ltd.	South Korea	25,912	10,808
HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	South Korea	45,466	13,375
InPost SA *	Poland	401,310	4,928
NARI Technology Co., Ltd. - Class A	China	3,495,098	11,270
Samsung C&T Corp.	South Korea	85,731	11,344
Shenzhen Envicool Technology Co., Ltd. - Class A	China	562,096	6,311
Techtronic Industries Co., Ltd.	Hong Kong	1,067,500	13,696

Total			120,236

Information Technology (24.0%)
Accton Technology Corp.	Taiwan	388,000	13,433
ASE Technology Holding Co., Ltd.	Taiwan	1,589,000	8,620
Delta Electronics, Inc.	Taiwan	849,000	23,799
MediaTek, Inc.	Taiwan	464,000	20,113
NAURA Technology Group Co., Ltd.	China	111,000	7,060
SK Hynix, Inc.	South Korea	113,281	28,324
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,163,290	181,121
Tata Consultancy Services, Ltd.	India	347,195	11,297
Xiaomi Corp. - Class B *	China	2,321,400	16,164

Total			309,931

Materials (5.2%)
Grupo Mexico SAB de CV	Mexico	5,901,766	51,472

Emerging Markets Equity Portfolio

Common Stocks (95.8%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
UltraTech Cement, Ltd.	India	110,064	15,154

Total			66,626

Real Estate (2.4%)
Aldar Properties PJSC	United Arab Emirates	4,928,822	12,718
China Resources Land, Ltd.	China	2,490,000	9,735
Godrej Properties, Ltd. *	India	366,064	8,130

Total			30,583

Utilities (1.0%)
NTPC, Ltd.	India	3,223,684	12,362

Total			12,362

Total Common Stocks (Cost: $882,037)			1,236,404

Preferred Stocks (4.5%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (4.5%)
Samsung Electronics Co., Ltd.	South Korea	1,232,008	58,571

Total			58,571

Total Preferred Stocks (Cost: $51,086)			58,571

Total Investments (100.3%) (Cost: $933,123)@			1,294,975

Other Assets, Less Liabilities (-0.3%)			(3,693)

Net Assets (100.0%)			1,291,282

Investments by Country of Risk as a Percentage of Net Assets:
China	30.4%
Taiwan	19.1%
India	16.2%
South Korea	10.9%
Mexico	5.8%
Other	17.9%

Total	100.3%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
@

At September 30, 2025, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $933,123 and the net unrealized appreciation of investments based on that cost was $361,852 which is comprised of $391,104 aggregate gross unrealized appreciation and $29,252 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at September 30, 2025.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Consumer Discretionary	$9,455	$168,590	$—
Consumer Staples	7,414	31,733	—
Energy	8,585	—	—
Financials	55,089	243,437	—
Industrials	10,251	109,985	—
Materials	51,472	15,154	—
All Others	—	525,239	—
Preferred Stocks	—	58,571	—

Total Assets:	$142,266	$1,152,709	$—

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended September 30, 2025.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
IO	Interest Only Security
PO	Principal Only Security
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
IBOR	Interbank Offered Rate
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
CME	Chicago Mercantile Exchange
ICE	Intercontinental Exchange
FTSE	Financial Times Stock Exchange
SONIO	Sterling Overnight Interbank Average Rate
MUTKCALM	Bank of Japan Unsecured Overnight Call Rate
DAC	Designated Activity Company
RSC	Restricted Scope Company
KSC	Kuwait Shareholding Company
TBA	To Be Announced
CMT	Constant Maturity Treasury
OIS	Overnight Index Swaps
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Reference Rate
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
PRIBOR	Prague Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
AED	United Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican New Peso
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand